BUSINESS COMBINATIONS (Details) - JPY (¥)	Jun. 30, 2026	Jun. 01, 2026	May 01, 2026
Business Combination [Line Items]
Cash consideration transferred	¥ 221,276,400
Recognized amounts of identifiable assets acquired:
Cash and bank deposits	39,236,980
Accounts receivable	561,228
Advance payments	286,000
Prepaid expenses	65,835
Suspense payments and other current assets	180,390
Property and equipment, net	4,515,475
Telephone subscription rights	284,491
Deposits and guarantees	524,240
Operating lease right-of-use assets	16,937,637
Finance lease right-of-use assets	7,740,760
Intangible assets, net	83,389,000
Deferred tax assets	1,139,133
Liabilities assumed:
Accounts payable and accruals	(4,312,971)
Other current liabilities	(1,266,310)
Deposits received	(1,070,287)
Accrued liabilities and other	(2,020,960)
Accrued liabilities	(3,215,166)
Operating lease liabilities, current	(8,878,231)
Finance lease liabilities, current	(2,197,794)
Operating lease liabilities, non-current	(8,059,406)
Finance lease liabilities, non-current	(5,542,966)
Deferred tax liabilities	(29,544,723)
Total identifiable net assets acquired	88,752,355
Goodwill recognized	¥ 132,524,045
Well Resources [Member]
Business Combination [Line Items]
Cash consideration transferred			¥ 120,000,000
Recognized amounts of identifiable assets acquired:
Cash and bank deposits
Accounts receivable
Advance payments
Prepaid expenses
Suspense payments and other current assets
Property and equipment, net			214,526
Telephone subscription rights
Deposits and guarantees
Operating lease right-of-use assets			13,610,473
Finance lease right-of-use assets			3,381,666
Intangible assets, net			61,464,000
Deferred tax assets			731,954
Liabilities assumed:
Accounts payable and accruals
Other current liabilities
Deposits received
Accrued liabilities and other
Accrued liabilities			(2,065,916)
Operating lease liabilities, current			(7,047,559)
Finance lease liabilities, current			(1,382,200)
Operating lease liabilities, non-current			(6,562,914)
Finance lease liabilities, non-current			(1,999,466)
Deferred tax liabilities			(21,776,695)
Total identifiable net assets acquired			38,567,869
Goodwill recognized			¥ 81,432,131
Tokai Sports [Member]
Business Combination [Line Items]
Cash consideration transferred		¥ 101,276,400
Recognized amounts of identifiable assets acquired:
Cash and bank deposits		39,236,980
Accounts receivable		561,228
Advance payments		286,000
Prepaid expenses		65,835
Suspense payments and other current assets		180,390
Property and equipment, net		4,300,949
Telephone subscription rights		284,491
Deposits and guarantees		524,240
Operating lease right-of-use assets		3,327,164
Finance lease right-of-use assets		4,359,094
Intangible assets, net		21,925,000
Deferred tax assets		407,179
Liabilities assumed:
Accounts payable and accruals		(4,312,971)
Other current liabilities		(1,266,310)
Deposits received		(1,070,287)
Accrued liabilities and other		(2,020,960)
Accrued liabilities		(1,149,250)
Operating lease liabilities, current		(1,830,672)
Finance lease liabilities, current		(815,594)
Operating lease liabilities, non-current		(1,496,492)
Finance lease liabilities, non-current		(3,543,500)
Deferred tax liabilities		(7,768,028)
Total identifiable net assets acquired		50,184,486
Goodwill recognized		¥ 51,091,914